Related party transactions	6 Months Ended
Jun. 30, 2025
Related party transactions
Related party transactions

26.Related party transactions

As at June 30, 2025 and December 31, 2024, the Company’s key shareholders are Andrey Fadeev owning 21.97% of the Company’s issued and outstanding shares, Boris Gertsovsky owning 15.08%, and Dmitrii Bukhman and Igor Bukhman, each owning 20.54%.

An aggregate of 1,030,217 shares were acquired by the Company in the tender offer from one of the key shareholders of the Company and one of the key managers of the Group.

The transactions and balances with related parties are as follows:

(i)	Directors and key management’s remuneration

The remuneration of Directors and other members of key management was as follows:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Directors’ remuneration	709	579	477	345
-short-term employee benefits	409	579	177	345
-share-based payments	300	—	300	—
Other members of key management’s remuneration	655	627	320	220
-short-term employee benefits	491	469	237	203
-share-based payments	164	158	83	17
Total	1,364	1,206	797	565

(ii)	Licensing revenue

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Vistrex Limited	9	—	2	—
	9	—	2	—
(iii)	Other operating income

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Income from recharging of services from GDEV Inc. to Castcrown Ltd	30	—	30	—
	30	—	30	—

(iv)	Interest income

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Castcrown Ltd	26	25	11	25
	26	25	11	25

(v)	Selling and marketing expense

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Advertising services from Castcrown to GameGears Ltd	18	—	—	—
	18	—	—	—

(vi)	Trade and other receivables

	June 30, 2025	December 31, 2024
Receivable from Vistrex Ltd in GameGears Ltd	26	13
Receivable from Vistrex Ltd in Winchange Ltd	7	7
Receivable from Castcrown Ltd in GDEV Inc.	30	—
	63	20

(vii)	Loans receivable

	June 30, 2025	December 31, 2024
Loan to Castcrown Ltd - net (Note 17)	345	80
	345	80

The amount of ECL in respect of loans receivable from related parties is 42,717 and the amount related to the change in fair value is 8,246 as at June 30, 2025 and 25,166 and 8,624 as at December 31, 2024.

(viii)	Trade and other payables

	June 30, 2025	December 31, 2024
Payable to Castcrown Ltd from GameGears Ltd	—	(46)
	—	(46)